DEBT - Schedule of Debt (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
DEBT
Convertible debt	₽ 615	$ 6.9	₽ 522
Loans	127,233	1,418.6	50,669
Liabilities under the reverse factoring programs	13,636	152.0
Total debt	141,484	1,577.5	51,191
Less: current portion	(92,046)	(1,026.3)	(21,306)
Total debt, non-current portion	₽ 49,438	$ 551.2	₽ 29,885